UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2008

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    T2 Partners Management, L.P.
Address: 145 East 57th Street, 10th Floor
         New York, NY  10022

13F File Number:  28-12232

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Glenn Tongue
Title:     Managing Partner
Phone:     212-386-7161

Signature, Place, and Date of Signing:

      /s/ Glenn Tongue     New York, NY     August 12, 2008


Report Type (Check only one.):

[X]   13F HOLDINGS REPORT.

[ ]   13F NOTICE.

[ ]   13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         1

Form 13F Information Table Entry Total:    62

Form 13F Information Table Value Total:    112,691 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

No.     Form 13F File Number     Name
---     --------------------     ----

1       None                     Centaur Capital Management LP

             COLUMN 1               COLUMN 2    COLUMN 3   COLUMN 4         COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
---------------------------------- ----------- ---------- ---------- -------------------- ---------- -------- ---------------------
                                                                                                                VOTING AUTHORITY
                                    TITLE OF                 VALUE    SHRS OR   SH/  PUT/ INVESTMENT  OTHER   ---------------------
NAME OF ISSUER                        CLASS      CUSIP     (x$1000)   PRN AMT   PRN  CALL DISCRETION MANAGERS   SOLE   SHARED OTHER
---------------------------------- ----------- ---------- ---------- --------- ----- ---- ---------- -------- -------- ------ -----
ALLIANCEBERNSTEIN HOLDING LP   COM               01881G106     344       6,300  SH         OTHER        1         6,300
AMBASSADORS INTERNATIONAL INC  COM               023178106   2,550     582,040  SH         SOLE                 582,040
AMERICAN EXPRESS CO.           CALL              025816909     100         797  SH   CALL  SOLE                     797
AMERICAN EXPRESS CO.           COM               025816109     249       6,600  SH         OTHER        1         6,600
AMERICAN EXPRESS CO.           COM               025816109   1,428      37,900  SH         SOLE                  37,900
AMERICAN ITALIAN PASTA
  COMPANY                      COM               027070101     306      27,000  SH         SOLE                  27,000
AMERICAN ORIENTAL
  BIOENGINEERING, INC.         COM               028731107     605      61,300  SH         OTHER        1        61,300
ATP OIL & GAS CORPORATION      COM               00208J108     383       9,700  SH         OTHER        1         9,700
BARNES & NOBLE, INC            COM               067774109   6,299     253,616  SH         SOLE                 253,616
BERKSHIRE HATHAWAY INC         CL A              084670108   1,932          16  SH         SOLE                      16
BERKSHIRE HATHAWAY INC         CL B              084670207   5,949       1,483  SH         SOLE                   1,483
BORDERS GROUP INC              COM               099709107   8,087    1,347,826 SH         SOLE               1,347,826
CELEBRATE EXPRESS, INC.        COM               15100A104   2,870     761,417  SH         SOLE                 761,417
CISCO SYSTEMS, INC.            COM               17275R102     228       9,800  SH         OTHER        1         9,800
CLEARPOINT BUSINESS
  RESOURCE, INC                COM               185061108      66     138,300  SH         SOLE                 138,300
CLEARPOINT BUSINESS
  RESOURCE, INC                *W EXP 4/17/2009  185061116       6     276,600  SH         SOLE                 276,600
DELIAS INC                     COM               246911101   1,559     775,706  SH         SOLE                 775,706
EBAY INC.                      COM               278642103     492      18,000  SH         OTHER        1        18,000
ECHOSTAR CORPORATION           COM               278768106   2,663      85,300  SH         SOLE                  85,300
EMC CORPORATION MASS           COM               268648102     276      18,800  SH         OTHER        1        18,800
EMC CORPORATION MASS           COM               268648102  11,698     796,320  SH         SOLE                 796,320
EQUITY MEDIA HOLDINGS CORP     COM               294725106     313     447,062  SH         SOLE                 447,062
EQUITY MEDIA HOLDINGS CORP     *W EXP 8/26/2009  294725114       9     898,800  SH         SOLE                 898,800
FAIRFAX FINANCIAL HLDGS LTD    CALL              303901902     385         114  SH   CALL  SOLE                     114
FAIRFAX FINANCIAL HLDGS LTD    SUB VTG           303901102     330       1,300  SH         OTHER        1         1,300
FAIRFAX FINANCIAL HLDGS LTD    SUB VTG           303901102  13,678      53,870  SH         SOLE                  53,870
GREENLIGHT CAPITAL RE LTD-A    CLASS A           G4095J109     825      36,085  SH         SOLE                  36,085
HENNESSY ADVISORS, INC.        COM               425885100      60      10,850  SH         OTHER        1        10,850
ISHARES RUSSELL 2000
  INDEX FUND PUT OPT.          PUT               464287951     329         260  SH   PUT   OTHER        1           260
JAMBA, INC.                    COM               47023A101      92      49,600  SH         OTHER        1        49,600
KINROSS GOLD CORPORATION       COM NO PAR        496902404     297      12,600  SH         OTHER        1        12,600
LIBERTY ACQUISITION
  HOLDINGS WARRANT             *W EXP 12/12/201  53015Y115     249     109,900  SH         SOLE                 109,900
MBIA INC                       PUT               55262C950     261       1,228  SH   PUT   SOLE                   1,228
MC DONALDS CORP                CALL              580135901     776         361  SH   CALL  SOLE                     361
MICROSOFT CORPORATION          COM               594918104      25         900  SH         SOLE                     900
MICROSOFT CORPORATION          COM               594918104     443      16,100  SH         OTHER        1        16,100
ODYSSEY RE HLDGS CORP          CALL              67612W908     181         310  SH   CALL  SOLE                     310
ODYSSEY RE HLDGS CORP          COM               67612W108     224       6,300  SH         OTHER        1         6,300
ODYSSEY RE HLDGS CORP          COM               67612W108   1,406      39,600  SH         SOLE                  39,600
P.F. CHANG'S CHINA
  BISTRO, INC.                 COM               69333Y108     228      10,200  SH         OTHER        1        10,200
PETMED EXPRESS, INC.           COM               716382106     353      28,800  SH         OTHER        1        28,800
PHOTOCHANNEL NETWORKS INC.     COM               719316200      82      22,446  SH         SOLE                  22,446
PROLIANCE INTL INC             COM               74340R104      29      31,000  SH         SOLE                  31,000
PROSPECT CAPITAL CORPORATION   COM               74348T102     328      24,900  SH         OTHER        1        24,900
RESOURCE AMERICA INC           CL A              761195205  10,429   1,119,015  SH         SOLE               1,119,015
SEABRIDGE GOLD INC.            COM               811916105     497      22,600  SH         OTHER        1        22,600
SEARS HOLDINGS CORPORATION     COM               812350106   3,729      50,625  SH         SOLE                  50,625
SOUTHWESTERN ENERGY COMPANY    COM               845467109     452       9,500  SH         OTHER        1         9,500
STARBUCKS CORPORATION          COM               855244109     186      11,800  SH         OTHER        1        11,800
SUMMER INFANT INC              COM               865646103     427      99,500  SH         SOLE                  99,500
SYNERON MEDICAL LTD.           COM               M87245102     266      16,200  SH         OTHER        1        16,200
TARGET CORPORATION             CALL              87612E906   1,430       1,254  SH   CALL  SOLE                   1,254
TARGET CORPORATION             COM               87612E106   8,643     185,913  SH         SOLE                 185,913
TRAVELCENTERS OF AMERICA LLC   COM               894174101     454     199,864  SH         SOLE                 199,864
UNIVERSAL STAINLESS & ALLOY    COM               913837100     219       5,900  SH         SOLE                   5,900
WEYCO GROUP INC                COM               962149100   2,205      83,102  SH         SOLE                  83,102
WHOLE FOODS MARKET, INC.       COM               966837106     372      15,700  SH         OTHER        1        15,700
WINN-DIXIE STORES, INC.
  CLASS                        COM               974280307  11,447     714,581  SH         SOLE                 714,581
WINTHROP REALTY TRUST          SH BEN INT        976391102   2,114     587,136  SH         SOLE                 587,136
GHL ACQUISITION CORP           *W EXP 2/14/2013  36172H116      99     151,600  SH         SOLE                 151,600
GLG PARTNERS INC               *W EXP 12/28/2011 37929X115     129      69,183  SH         SOLE                  69,183
TRIAN ACQUISITION I CORP       *W EXP 2/14/2013  89582E116     600     749,300  SH         SOLE                 749,300